Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

Note B: Goodwill and Other Intangible Assets

The following table shows the changes in goodwill by reportable segment and in total:

December 31	Mid- America Group	Southeast Group	West Group	Cement	Total
(add 000)	2016
Balance at beginning of period	$281,403	$50,346	$871,220	$865,266	$2,068,235
Acquisitions	—	—	91,174	—	91,174
Divestitures	—	—	(72)	—	(72)
Balance at end of period	$281,403	$50,346	$962,322	$865,266	$2,159,337

	2015
Balance at beginning of period	$282,117	$50,346	$852,436	$883,900	$2,068,799
Acquisitions	—	—	8,464	—	8,464
Adjustments to purchase price allocations	—	—	15,538	(18,634)	(3,096)
Divestitures	(714)	—	(5,218)	—	(5,932)
Balance at end of period	$281,403	$50,346	$871,220	$865,266	$2,068,235

Intangible assets subject to amortization consist of the following:

December 31	Gross Amount	Accumulated Amortization	Net Balance
(add 000)	2016
Noncompetition agreements	$6,274	$(6,106)	$168
Customer relationships	45,755	(13,636)	32,119
Operating permits	455,095	(19,493)	435,602
Use rights and other	16,946	(9,239)	7,707
Trade names	12,800	(5,681)	7,119
Total	$536,870	$(54,155)	$482,715

	2015
Noncompetition agreements	$6,274	$(6,069)	$205
Customer relationships	35,805	(10,448)	25,357
Operating permits	450,419	(12,294)	438,125
Use rights and other	16,746	(8,030)	8,716
Trade names	12,800	(3,408)	9,392
Total	$522,044	$(40,249)	$481,795

Intangible assets deemed to have an indefinite life and not being amortized consist of the following:

December 31	Aggregates Business	Cement	Magnesia Specialties	Total
(add 000)	2016
Operating permits	$6,600	$—	$—	$6,600
Use rights	10,015	9,137	—	19,152
Trade names	280	—	2,565	2,845
Total	$16,895	$9,137	$2,565	$28,597
	2015
Operating permits	$6,600	$—	$—	$6,600
Use rights	10,175	9,137	—	19,312
Trade names	280	—	2,565	2,845
Total	$17,055	$9,137	$2,565	$28,757

During 2016, the Corporation acquired $15,134,000 of intangibles, consisting of the following:

(add 000, except year data)	Amount	Weighted-average amortization period
Subject to amortization:
Customer relationships	$9,950	10.3 years
Operating permits	4,984	40.6 years
Other	200	1.5 years
Total	$15,134	20.2 years

Total amortization expense for intangible assets for the years ended December 31, 2016, 2015 and 2014 was $13,922,000, $13,962,000 and $9,311,000, respectively.

The estimated amortization expense for intangible assets for each of the next five years and thereafter is as follows:

(add 000)
2017	$14,375
2018	13,417
2019	12,107
2020	11,727
2021	11,021
Thereafter	420,068
Total	$482,715